Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2024
Segment Reporting
Schedule of segment reporting

Management currently identifies two operating segments (see Note 3.4). Management monitors the performance of these operating segments as well as deciding on the allocation of resources to them. Segmental performance is monitored using adjusted segment operating results.

	For the year ended 2024
	Publishing	SEO Agency	Total
Revenue
From external customers	1,123,073	3,028,015	4,151,088
Segment revenue	1,123,073	3,028,015	4,151,088

Technology expense	(108,413)	(29,851)	(138,264)
Employee benefit expense	(192,894)	(506,317)	(699,211)
Occupancy expense	-	(924)	(924)
Marketing expense	(4,029)	(93,950)	(97,979)
Consultancy expense	-	(6,057)	(6,057)
Depreciation and amortisation	(41,180)	(248,196)	(289,376)
Other expenses	(4,920)	-	(4,920)
Impairment of financial assets	(1,620)	(270,616)	(272,236)

Segment operating profit	770,017	1,872,104	2,642,121
Segment assets	402,138	1,085,174	1,487,312
Segment liabilities	(130,783)	(354,273)	(485,056)

	For the year ended 2023
	Publishing	SEO Agency	Total
Revenue
From external customers	1,185,384	4,191,309	5,376,693
Segment revenue	1,185,384	4,191,309	5,376,693

Technology expense	(92,295)	(18,342)	(110,637)
Employee benefit expense	(111,538)	(658,163)	(769,701)
Occupancy expense	(1,573)	(2,225)	(3,798)
Marketing expense	(6,971)	(96,010)	(102,981)
Consultancy expense	-	(413)	(413)
Depreciation and amortisation	(255,848)	(245,404)	(501,252)
Other expenses	(2,358)	(40,565)	(42,923)
Impairment of financial assets	(10,958)	(284,305)	(295,263)

Segment operating profit/(loss)	703,843	2,845,882	3,549,725
Segment assets	171,697	1,340,173	1,511,870
Segment liabilities	(96,766)	(429,995)	(526,761)

	For the year ended 2022
	Publishing	SEO Agency	Total
Revenue
From external customers	964,450	3,258,239	4,222,689
Segment revenue	964,450	3,258,239	4,222,689

Technology expense	(77,974)	(13,724)	(91,698)
Employee benefit expense	(211,891)	(1,303,080)	(1,514,971)
Occupancy expense	(3,069)	(3,503)	(6,572)
Marketing expense	(31,210)	(2,048)	(33,258)
Consultancy expense	(364)	(245)	(609)
Depreciation and amortisation	(256,021)	(197,884)	(453,905)
Other expenses	758	(21,342)	(20,584)
Impairment of financial assets	(16,853)	(359,753)	(376,606)

Segment operating profit/(loss)	367,826	1,356,660	1,724,486
Segment assets	589,390	1,452,228	2,041,618
Segment liabilities	(108,326)	(456,119)	(564,445)

The totals presented for the Group’s operating segments reconcile to the key financial figures as presented in its financial statements as follows:

	Consolidated Group
	2024 A$	2023 A$	2022 A$
Revenue
Total reportable segment revenue	4,151,088	5,376,693	4,222,689
Segment operating profit	2,642,121	3,549,725	1,724,486
Other income not allocated	61,360	423,775	495,457
Research and development incentives	-	569,718	803,042
Technology expenses not allocated	(752,514)	(1,608,337)	(1,713,734)
Employee benefits expenses not allocated	(2,539,357)	(4,497,545)	(2,896,954)
Occupancy expenses not allocated	(100,491)	(109,774)	(59,793)
Marketing expenses not allocated	(89,067)	(215,511)	(380,754)
Consultancy expenses not allocated	(847,793)	(874,225)	(1,690,935)
Depreciation and amortisation not allocated	(1,184,623)	(853,917)	(398,456)
Other expenses not allocated	(63,906)	(170,128)	(224,496)
Group operating loss	(2,874,270)	(3,786,219)	(4,342,137)
Finance costs	(114,199)	(105,367)	(748,190)
Group loss before tax	(2,988,469)	(3,891,586)	(5,090,327)

	Consolidated Group
	2024 A$	2023 A$
Assets
Total reportable segment assets	1,487,312	1,511,870
Cash and cash equivalents	275,875	3,174,700
R&D tax incentive and other rebates	-	554,901
Deposits and prepayments	294,355	231,660
Fixed assets	196,929	380,018
Right of use assets	280,810	314,596
Capitalised development costs	3,474,451	2,780,538
Other assets	147,767	286,598
Group assets	6,157,499	9,234,881
Liabilities
Total reportable segment liabilities	(485,056)	(526,761)
Trade and other payables	(1,093,564)	(1,829,301)
Borrowings	(271,600)	(301,600)
Provisions	(197,722)	(118,112)
Accrued expenses	(465,249)	(1,051,406)
Lease liabilities	(332,578)	(417,744)
Group liabilities	(2,845,769)	(4,244,924)